COMMITMENTS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 30, 2017	Dec. 31, 2016	Jan. 02, 2016
Minimum annual rental commitments on operating leases
2018	$ 48.2
2019	35.8
2020	26.3
2021	18.2
2022	13.6
2023 and thereafter	47.6
Total minimum lease payments	189.7
Rent expense for operating leases from continuing operations	$ 64.0	$ 58.0	$ 58.0